Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 110.2%
	Aerospace & Defense: 2.8%
649,725	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/27	$ 648,913	0.1
1,041,763	Amentum Government Services Holdings LLC Term Loan B, 3.646%, (US0001M + 3.500%), 02/01/27	1,026,136	0.2
5,247,703	American Airlines, Inc. 2018 Term Loan B, 1.893%, (US0001M + 1.750%), 06/27/25	3,975,135	0.6
278,925	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	282,063	0.0
3,136,750	KBR, Inc. 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/27	3,121,066	0.5
3,689,539	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/24	3,585,195	0.5
1,416,000	Science Applications International Corporation 2020 Incremental Term Loan B, 2.396%, (US0001M + 2.250%), 03/12/27	1,409,097	0.2
1,570,000	SkyMiles IP Ltd. 2020 1st Lien Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	1,608,760	0.2
3,871,146	TransDigm, Inc. 2020 Term Loan E, 2.396%, (US0001M + 2.250%), 05/30/25	3,761,465	0.5
		19,417,830	2.8

	Auto Components: 0.3%
2,292,371	Broadstreet Partners, Inc. 2020 Term Loan B, 3.396%, (US0001M + 3.250%), 01/27/27	2,232,197	0.3

	Automotive: 4.8%
3,094,435	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0003M + 2.250%), 04/06/24	3,043,046	0.4
919,563	Autokiniton US Holdings, Inc. Term Loan, 5.891%, (US0001M + 5.750%), 05/22/25	914,965	0.1
630,879	Belron Finance US LLC 2018 Term Loan B, 2.464%, (US0003M + 2.250%), 11/13/25	619,050	0.1
1,188,679	Belron Finance US LLC 2019 USD Term Loan B, 2.464%, (US0003M + 2.250%), 10/30/26	1,170,105	0.2
4,354,630	Belron Finance US LLC USD Term Loan B, 2.463%, (US0003M + 2.250%), 11/07/24	4,297,476	0.6
4,577,343	Clarios Global LP USD Term Loan B, 3.646%, (US0001M + 3.500%), 04/30/26	4,537,291	0.7
435,575	Dealer Tire, LLC 2020 Term Loan B, 4.396%, (US0001M + 4.250%), 12/12/25	430,947	0.1
EUR 1,158,180	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,371,461	0.2
4,372,592	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	4,341,923	0.6
1,252,688	Holley Purchaser, Inc. Term Loan B, 5.214%, (US0003M + 5.000%), 10/24/25	1,218,239	0.2
5,178,726	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	5,071,915	0.7
1,825,000	Les Schwab Tire Centers Term Loan B, 4.250%, (US0003M + 3.500%), 11/02/27	1,811,312	0.3
1,492,500	Truck Hero, Inc. 1st Lien Term Loan, 3.896%, (US0001M + 3.750%), 04/22/24	1,464,671	0.2
2,479,987	Wand NewCo 3, Inc. 2020 Term Loan, 3.146%, (US0001M + 3.000%), 02/05/26	2,416,438	0.3
945,000	Wheel Pros, LLC 2020 Term Loan, 5.478%, (US0003M + 5.250%), 11/06/27	933,188	0.1
		33,642,027	4.8

	Basic Materials: 0.1%
402,529	HB Fuller - TL B 1L, 2.147%, (US0001M + 2.000%), 10/20/24	397,888	0.1

	Beverage & Tobacco: 0.4%
2,852,884	Sunshine Investments B.V. USD Term Loan B3, 3.471%, (US0003M + 3.250%), 03/28/25	2,819,599	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Brokers, Dealers & Investment Houses: 1.0%
5,929,330	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.646%, (US0001M + 2.500%), 08/27/25	$ 5,492,041	0.8
1,420,788	Forest City Enterprises, L.P. 2019 Term Loan B, 3.646%, (US0001M + 3.500%), 12/08/25	1,363,068	0.2
		6,855,109	1.0

	Building & Development: 4.1%
1,074,066	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/26	1,073,395	0.2
2,360,000	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0006M + 4.000%), 10/19/27	2,343,143	0.3
3,521,183	Core & Main LP 2017 Term Loan B, 3.750%, (US0003M + 2.750%), 08/01/24	3,485,971	0.5
157,500	CP Atlas Buyer, Inc. 2020 Delayed Draw Term Loan B2, 4.728%, (US0003M + 4.500%), 11/23/27	157,539	0.0
472,500	CP Atlas Buyer, Inc. 2020 Term Loan B1, 4.728%, (US0003M + 4.500%), 11/23/27	472,618	0.1
EUR 1,000,000	Esmalglass-Itaca Group 2020 EUR Term Loan, 4.500%, (EUR003M + 4.500%), 02/12/27	1,167,502	0.2
3,757,802	GYP Holdings III Corp. 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 06/01/25	3,727,604	0.5
1,352,813	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	1,352,178	0.2
1,346,888	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.146%, (US0001M + 4.000%), 05/30/25	1,313,216	0.2
240,000	LEB Holdings (USA), Inc Term Loan B, 4.750%, (US0003M + 4.000%), 09/25/27	240,600	0.0
EUR 1,000,000	LSF10 Edilians Investments S.a r.l. EUR Term Loan B2, 4.250%, (EUR003M + 4.250%), 10/10/25	1,191,359	0.2
EUR 2,599,655	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/12/26	3,088,403	0.4
2,430,333	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,414,385	0.3
1,135,000	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/26	1,115,137	0.2
3,777,734	Quikrete Holdings Inc Term Loan, 2.646%, (US0001M + 2.500%), 02/01/27	3,729,988	0.5
833,194	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	833,194	0.1
1,210,156	Zekelman Industries, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000%), 01/24/27	1,190,240	0.2
		28,896,472	4.1

	Business Equipment & Services: 10.7%
1,121,757	24-7 Intouch Inc 2018 Term Loan, 4.896%, (US0001M + 4.750%), 08/25/25	1,065,669	0.1
4,478,428	AlixPartners, LLP 2017 Term Loan B, 2.646%, (US0001M + 2.500%), 04/04/24	4,398,784	0.6
378,675	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0003M + 4.000%), 12/13/26	376,782	0.1
700,421	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	692,979	0.1
805,000	Ascend Learning, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 07/12/24	805,251	0.1
1,345,000	Asplundh Tree Expert, LLC Term Loan B, 2.638%, (US0001M + 2.500%), 09/07/27	1,348,002	0.2
1,095,743	Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	1,078,850	0.2
1,150,000	Cambium Learning Group, Inc. Term Loan B, 4.720%, (US0003M + 4.500%), 12/18/25	1,131,671	0.2
1,340,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 10/30/26	1,337,068	0.2
712,838	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	714,976	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
1,904,938		Castle US Holding Corporation USD Term Loan B, 3.970%, (US0003M + 3.750%), 01/29/27	$ 1,844,416	0.3
1,839,309		EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	1,840,130	0.3
1,896,902		EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/23	1,890,380	0.3
1,494,844		Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.396%, (US0001M + 3.250%), 10/01/25	1,486,669	0.2
1,345,382		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.720%, (US0003M + 3.500%), 08/01/24	1,209,403	0.2
323,460		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.501%, (US0003M + 7.250%), 08/01/25	204,319	0.0
1,750,846		GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	1,698,320	0.2
EUR 1,242,137		ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR006M + 3.250%), 11/21/24	1,479,601	0.2
607,226		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/24	602,217	0.1
1,387,023		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	1,325,994	0.2
1,980,000		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	1,966,799	0.3
900,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	896,625	0.1
667,355		NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0001M + 3.500%), 08/08/24	638,366	0.1
2,237,113		Nielsen Finance LLC USD Term Loan B4, 2.127%, (US0001M + 2.000%), 10/04/23	2,221,534	0.3
2,468,473		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	2,433,502	0.3
3,451,642		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.396%, (US0001M + 3.250%), 05/01/25	3,367,508	0.5
3,724,410		Red Ventures, LLC 2020 Term Loan B2, 2.646%, (US0001M + 2.500%), 11/08/24	3,616,004	0.5
100,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.146%, (US0001M + 7.000%), 05/29/26	97,667	0.0
1,417,662		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	1,376,018	0.2
690,775		Rockwood Service Corporation 2020 Term Loan, 4.396%, (US0001M + 4.250%), 01/23/27	689,480	0.1
191,418	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.750%, (US0002M + 4.000%), 10/29/27	191,657	0.0
663,582		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	664,412	0.1
3,636,599		Solera Holdings, Inc. USD Term Loan B, 2.896%, (US0001M + 2.750%), 03/03/23	3,594,778	0.5
91,515	(1)	Southern Veterinary Partners, LLC Delayed Draw Term Loan, 4.228%, (US0003M + 4.000%), 10/01/27	91,286	0.0
663,485		Southern Veterinary Partners, LLC Term Loan, 5.000%, (US0006M + 4.000%), 10/02/27	661,826	0.1
4,141,868		Staples, Inc. 7 Year Term Loan, 5.214%, (US0003M + 5.000%), 04/16/26	4,008,985	0.6
1,158,587		SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/25	1,144,104	0.2
EUR 725,000		Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B4, 2.625%, (EUR006M + 2.625%), 07/15/25	858,571	0.1
370,000		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	369,537	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
3,639,735	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.224%, (US0003M + 4.000%), 08/20/25	$ 3,464,365	0.5
EUR 1,000,000	Verisure Holding AB 2020 EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/20/26	1,199,134	0.2
EUR 1,413,639	Verisure Holding AB EUR Term Loan B1E, 2.750%, (EUR006M + 2.750%), 10/20/22	1,681,948	0.2
2,466,484	Verra Mobility Corporation 2020 Term Loan B, 3.396%, (US0001M + 3.250%), 02/28/25	2,432,570	0.3
3,482,407	Verscend Holding Corp. 2018 Term Loan B, 4.646%, (US0001M + 4.500%), 08/27/25	3,480,955	0.5
2,312,125	VS Buyer, LLC Term Loan B, 3.396%, (US0001M + 3.250%), 02/28/27	2,291,894	0.3
1,516,694	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,447,089	0.2
1,573,037	West Corporation 2018 Term Loan B1, 4.500%, (US0001M + 3.500%), 10/10/24	1,493,402	0.2
1,659,875	Yak Access, LLC 2018 1st Lien Term Loan B, 5.223%, (US0003M + 5.000%), 07/11/25	1,453,428	0.2
525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.223%, (US0003M + 10.000%), 07/10/26	387,187	0.1
		74,752,112	10.7

	Cable & Satellite Television: 3.3%
1,668,137	Charter Communications Operating, LLC 2019 Term Loan B2, 1.900%, (US0001M + 1.750%), 02/01/27	1,651,455	0.2
4,885,700	CSC Holdings, LLC 2019 Term Loan B5, 2.639%, (US0001M + 2.500%), 04/15/27	4,793,077	0.7
4,098,276	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	4,068,817	0.6
4,848,437	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750%), 12/07/26	4,743,386	0.7
1,680,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.391%, (US0001M + 2.250%), 04/30/28	1,644,300	0.2
2,874,231	Virgin Media Bristol LLC USD Term Loan N, 2.641%, (US0001M + 2.500%), 01/31/28	2,823,394	0.4
3,310,352	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	3,277,544	0.5
		23,001,973	3.3

	Chemicals & Plastics: 3.2%
1,801,907	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	1,792,146	0.3
711,300	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	713,078	0.1
1,552,750	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	1,556,632	0.2
305,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000%), 09/06/24	305,762	0.0
EUR 822,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	973,965	0.1
1,159,520	Diamond (BC) B.V. USD Term Loan, 3.214%, (US0003M + 3.000%), 09/06/24	1,138,383	0.2
700,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	700,875	0.1
2,115,425	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	2,102,204	0.3
1,405,513	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.878%, (US0001M + 4.750%), 10/15/25	1,382,673	0.2
375,000	Potters Industries, LLC Term Loan B, 4.228%, (US0003M + 4.000%), 11/19/27	374,063	0.1
288,900	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/27	288,900	0.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
EUR 1,000,000		Specialty Chemicals Holding BV EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 03/15/27	$ 1,202,916	0.2
4,297,462		Starfruit Finco B.V 2018 USD Term Loan B, 3.141%, (US0001M + 3.000%), 10/01/25	4,226,287	0.6
2,855,879		Tronox Finance LLC Term Loan B, 3.177%, (US0001M + 3.000%), 09/23/24	2,825,535	0.4
2,750,000		Univar Inc. 2017 USD Term Loan B, 2.396%, (US0001M + 2.250%), 07/01/24	2,722,871	0.4
161,391		Univar Inc. 2019 USD Term Loan B5, 2.146%, (US0001M + 2.000%), 07/01/26	158,927	0.0
			22,465,217	3.2

		Communications: 0.2%
1,660,335		Avaya, Inc. 2018 Term Loan B, 4.391%, (US0001M + 4.250%), 12/15/24	1,660,187	0.2

		Consumer, Cyclical: 0.2%
1,532,063	(2),(3),(4)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.728%, (US0003M + 3.500%), 05/30/25	39,498	0.0
1,155,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/27	1,193,635	0.2
			1,233,133	0.2

		Consumer, Non-cyclical: 0.2%
1,214,465		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.234%, (US0003M + 6.000%), 10/01/24	1,151,717	0.2

		Containers & Glass Products: 4.5%
801,534		Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/24	765,465	0.1
2,797,022		Berry Global, Inc. Term Loan Y, 2.128%, (US0001M + 2.000%), 07/01/26	2,752,792	0.4
2,801,655		BWAY Holding Company 2017 Term Loan B, 3.480%, (US0003M + 3.250%), 04/03/24	2,675,331	0.4
3,072,994		Charter NEX US, Inc. Incremental Term Loan, 3.396%, (US0001M + 2.250%), 05/16/24	3,070,434	0.4
1,487,877		Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 05/22/24	1,477,090	0.2
1,821,106		Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/23	1,800,293	0.3
4,782,465		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.225%, (US0003M + 3.250%), 06/29/25	4,676,189	0.7
755,000		Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/27	755,052	0.1
1,515,000		Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/24	1,496,220	0.2
810,000		Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/26	800,381	0.1
310,000		Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0003M + 8.500%), 11/18/24	309,613	0.0
2,871,162		Reynolds Consumer Products LLC Term Loan, 1.896%, (US0001M + 1.750%), 02/04/27	2,840,656	0.4
1,545,000		Reynolds Group Holdings Inc. 2020 Term Loan, 3.396%, (US0001M + 3.250%), 02/05/26	1,522,018	0.2
2,940,775		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.896%, (US0001M + 2.750%), 02/05/23	2,909,070	0.4
2,261,778		Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/31/24	2,217,956	0.3
400,000		Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/27	402,000	0.1
1,024,523		TricorBraun Hldgs Inc First Lien Term Loan, 4.750%, (US0003M + 3.750%), 11/30/23	1,016,711	0.2
			31,487,271	4.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cosmetics/Toiletries: 0.3%
1,871,600	Anastasia Parent, LLC 2018 Term Loan B, 3.970%, (US0003M + 3.750%), 08/11/25	$ 922,544	0.1
1,436,470	Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 06/30/24	1,413,127	0.2
		2,335,671	0.3

	Drugs: 0.5%
2,382,705	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250%), 04/29/24	2,320,159	0.3
1,389,859	Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000%), 05/22/26	1,378,393	0.2
		3,698,552	0.5

	Ecological Services & Equipment: 0.4%
2,686,684	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000%), 05/30/25	2,684,631	0.4

	Electronics/Electrical: 14.5%
19,231	Allegro Microsystems, Inc. Term Loan, 4.750%, (US0001M + 4.000%), 09/30/27	19,207	0.0
1,632,799	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	1,588,918	0.2
2,619,199	Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	2,600,372	0.4
210,000	Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	212,100	0.0
4,234,745	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.396%, (US0001M + 4.250%), 10/02/25	4,194,164	0.6
482,068	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.146%, (US0001M + 4.000%), 04/18/25	476,343	0.1
1,677,044	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	1,667,610	0.2
901,176	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.896%, (US0001M + 3.750%), 08/29/25	836,404	0.1
1,543,171	Cohu, Inc. 2018 Term Loan B, 3.146%, (US0001M + 3.000%), 10/01/25	1,520,023	0.2
1,365,398	Cornerstone OnDemand, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 04/22/27	1,366,464	0.2
4,204,849	Dell International LLC 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/19/25	4,203,432	0.6
2,394,532	Dynatrace LLC 2018 1st Lien Term Loan, 2.396%, (US0001M + 2.250%), 08/22/25	2,361,607	0.3
1,410,425	EagleView Technology Corporation 2018 Add On Term Loan B, 3.733%, (US0003M + 3.500%), 08/14/25	1,369,875	0.2
412,063	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.396%, (US0001M + 4.250%), 06/26/25	395,408	0.1
2,360,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/27	2,365,737	0.3
2,217,524	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 1.896%, (US0001M + 1.750%), 02/15/24	2,189,344	0.3
EUR 1,915,924	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR002M + 3.500%), 12/01/23	2,293,033	0.3
2,540,000	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.228%, (US0003M + 4.000%), 10/08/27	2,534,285	0.4
1,576,057	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0003M + 4.250%), 10/24/25	1,562,267	0.2
4,293,085	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	4,285,035	0.6
1,576,225	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,566,374	0.2
1,415,000	Infoblox Inc. 2020 Term Loan B, 3.978%, (US0003M + 3.750%), 10/07/27	1,403,857	0.2
3,499,900	Informatica LLC, 2020 USD Term Loan B, 3.396%, (US0001M + 3.250%), 02/25/27	3,449,589	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
520,852	Ivanti Software, Inc. 2020 Delayed Draw Term Loan B1, 4.978%, (US0003M + 4.750%), 11/22/27	$ 516,620	0.1
348,920	Ivanti Software, Inc. 2020 Delayed Draw Term Loan B2, 4.978%, (US0003M + 4.750%), 11/22/27	346,085	0.1
910,227	Ivanti Software, Inc. 2020 Term Loan B, 4.978%, (US0003M + 4.750%), 11/20/27	902,832	0.1
2,145,000	LogMeIn, Inc. Term Loan B, 4.888%, (US0001M + 4.750%), 08/31/27	2,123,885	0.3
287,832	MA FinanceCo., LLC USD Term Loan B3, 2.646%, (US0001M + 2.500%), 06/21/24	280,756	0.0
4,141,538	McAfee, LLC 2018 USD Term Loan B, 3.896%, (US0001M + 3.750%), 09/30/24	4,139,235	0.6
4,979,443	MH Sub I, LLC 2017 1st Lien Term Loan, 3.646%, (US0001M + 3.500%), 09/13/24	4,890,749	0.7
EUR 1,985,000	OVH Groupe SAS EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 12/04/26	2,373,728	0.3
2,674,104	Project Boost Purchaser, LLC 2019 Term Loan B, 3.646%, (US0001M + 3.500%), 06/01/26	2,612,821	0.4
1,326,913	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	1,312,261	0.2
1,613,434	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.464%, (US0003M + 4.250%), 05/16/25	1,560,997	0.2
1,110,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 05/18/26	1,057,275	0.2
5,267,356	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	5,238,091	0.8
1,330,000	Redstone Buyer LLC Term Loan, 6.000%, (US0003M + 5.000%), 09/01/27	1,329,169	0.2
2,240,748	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	2,032,078	0.3
740,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 11/27/26	703,000	0.1
2,652,000	Rocket Software, Inc. 2018 Term Loan, 4.396%, (US0001M + 4.250%), 11/28/25	2,615,204	0.4
1,943,802	Seattle Spinco, Inc. USD Term Loan B3, 2.646%, (US0001M + 2.500%), 06/21/24	1,896,017	0.3
4,196,364	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 02/05/24	4,150,137	0.6
1,097,500	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.724%, (US0003M + 3.500%), 05/16/25	1,071,777	0.2
570,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.724%, (US0003M + 7.500%), 05/18/26	495,900	0.1
912,338	Surf Holdings, LLC USD Term Loan, 3.750%, (US0003M + 3.500%), 03/05/27	895,231	0.1
1,490,000	Tech Data Corporation ABL Term Loan, 3.646%, (US0001M + 3.500%), 06/30/25	1,492,561	0.2
271,183	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/26	189,151	0.0
1,547,525	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.500%, (US0003M + 1.500%), 02/28/25	1,506,420	0.2
1,393,432	TTM Technologies, Inc. 2017 Term Loan, 2.647%, (US0003M + 2.500%), 09/28/24	1,379,497	0.2
4,192,594	Ultimate Software Group Inc(The) Term Loan B, 3.896%, (US0001M + 3.750%), 05/04/26	4,173,773	0.6
2,005,000	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/25	1,983,697	0.3
1,385,616	Web.com Group, Inc. 2018 Term Loan B, 3.893%, (US0003M + 3.750%), 10/10/25	1,358,770	0.2
2,090,375	Xperi Corporation 2020 Term Loan B, 4.146%, (US0001M + 4.000%), 06/01/25	2,091,159	0.3
		101,180,324	14.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial: 0.1%
906,536		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	$ 897,471	0.1

		Financial Intermediaries: 3.2%
2,947,705		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 06/15/25	2,820,217	0.4
887,260		Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.396%, (US0001M + 2.250%), 04/23/26	860,642	0.1
2,233,427		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.896%, (US0001M + 2.750%), 08/21/25	2,170,612	0.3
1,465,075		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0003M + 3.750%), 04/09/27	1,463,244	0.2
3,904,513		Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 07/21/25	3,838,894	0.5
2,582,775		First Eagle Holdings, Inc. 2020 Term Loan B, 2.720%, (US0003M + 2.500%), 02/01/27	2,534,577	0.4
2,524,776		Focus Financial Partners, LLC 2020 Term Loan, 2.146%, (US0001M + 2.000%), 07/03/24	2,485,958	0.4
3,022,436		LPL Holdings, Inc. 2019 Term Loan B1, 1.893%, (US0001M + 1.750%), 11/12/26	2,978,988	0.4
520,702		VFH Parent LLC 2019 Term Loan B, 3.141%, (US0001M + 3.000%), 03/01/26	519,075	0.1
2,554,325		Victory Capital Holdings, Inc. 2020 Term Loan B, 2.734%, (US0003M + 2.500%), 07/01/26	2,528,782	0.4
			22,200,989	3.2

		Food Products: 2.0%
1,781,912		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.650%, (US0001M + 3.500%), 10/01/25	1,775,549	0.2
946,142		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	949,098	0.1
2,556,191		B&G Foods, Inc. 2019 Term Loan B4, 2.646%, (US0001M + 2.500%), 10/10/26	2,552,464	0.4
455,950		CHG PPC Parent LLC 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 03/31/25	448,826	0.1
EUR 595,000		Froneri International PLC 2020 EUR Term Loan, 2.625%, (EUR001M + 2.625%), 01/31/27	701,681	0.1
1,957,179		Froneri International PLC 2020 USD Term Loan, 2.396%, (US0001M + 2.250%), 01/31/27	1,914,213	0.3
1,590,000		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 3.478%, (US0003M + 3.250%), 11/18/27	1,574,763	0.2
2,759,864		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/25	2,717,124	0.4
605,000	(2),(3),(4)	NPC International, Inc. 2nd Lien Term Loan, 7.728%, (US0003M + 7.500%), 04/18/25	46,585	0.0
1,155,000		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001W + 3.250%), 10/30/27	1,152,353	0.2
			13,832,656	2.0

		Food Service: 1.6%
331,996		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	293,816	0.0
3,558,336		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	3,393,763	0.5
2,679,623		Hearthside Food Solutions, LLC 2018 Term Loan B, 3.833%, (US0001M + 3.688%), 05/23/25	2,632,173	0.4
675,000		Tacala, LLC 1st Lien Term Loan, 3.978%, (US0003M + 3.750%), 02/05/27	668,814	0.1
1,955,200		US Foods, Inc. 2019 Term Loan B, 2.146%, (US0001M + 2.000%), 09/13/26	1,889,822	0.3
2,500,000		Welbilt, Inc. 2018 Term Loan B, 2.647%, (US0001M + 2.500%), 10/23/25	2,370,312	0.3
			11,248,700	1.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food/Drug Retailers: 1.3%
EUR 1,000,000		CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.250%, (EUR006M + 3.250%), 06/23/25	$ 1,191,573	0.2
2,974,762		EG Finco Limited 2018 USD Term Loan, 4.220%, (US0003M + 4.000%), 02/07/25	2,926,954	0.4
1,064,195		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	936,492	0.1
830,499		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0002M + 7.000%), 04/01/24	832,576	0.1
1,215,200		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	1,178,744	0.2
1,676,611		United Natural Foods, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 10/22/25	1,668,228	0.3
			8,734,567	1.3

		Forest Products: 0.2%
1,368,637		LABL, Inc. 2019 USD Term Loan, 4.646%, (US0001M + 4.500%), 07/01/26	1,366,713	0.2

		Health Care: 8.3%
626,175		Accelerated Health Systems, LLC Term Loan B, 3.650%, (US0001M + 3.500%), 10/31/25	610,129	0.1
1,801,865		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	1,694,075	0.2
265,000		Albany Molecular Research, Inc. 2020 Incremental Term Loan, 4.500%, (US0003M + 3.500%), 08/30/24	265,552	0.0
735,000		ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	729,487	0.1
5,718,342		Bausch Health Companies, Inc. 2018 Term Loan B, 3.143%, (US0001M + 3.000%), 06/02/25	5,657,911	0.8
3,881,551		Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500%), 03/01/24	3,850,316	0.6
1,547,075		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	1,547,075	0.2
2,374,553		DaVita, Inc. 2020 Term Loan B, 1.896%, (US0001M + 1.750%), 08/12/26	2,351,138	0.3
1,450,506		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	1,414,243	0.2
3,837,680		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.896%, (US0001M + 3.750%), 10/10/25	3,157,689	0.5
3,604,546		ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/23	3,589,227	0.5
1,575,000		Global Medical Response, Inc. 2020 Term Loan B, 5.001%, (US0003M + 4.750%), 10/02/25	1,554,525	0.2
2,389,056		GoodRx, Inc. 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/10/25	2,352,475	0.3
2,466,384		Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	2,435,554	0.4
5,245,261		Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	5,241,983	0.8
701,400		Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0006M + 4.500%), 06/14/24	690,879	0.1
3,096,278		MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	3,058,736	0.4
1,506,093		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.390%, (US0001M + 3.250%), 06/30/25	1,478,391	0.2
1,140,000		Packaging Coordinators Midco, Inc. 2020 Term Loan, 3.978%, (US0003M + 3.750%), 09/25/27	1,132,875	0.2
61,154	(1)	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.146%, (US0001M + 4.000%), 03/31/27	60,420	0.0
748,690		Pathway Vet Alliance LLC 2020 Term Loan, 4.146%, (US0001M + 4.000%), 03/31/27	739,706	0.1
2,250,920		Phoenix Guarantor Inc 2020 Term Loan B, 3.400%, (US0001M + 3.250%), 03/05/26	2,224,190	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
2,820,485	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.896%, (US0001M + 3.750%), 11/16/25	$ 2,789,414	0.4
2,193,817	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/26	2,197,108	0.3
EUR 1,000,000	Sunrise Medical 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,183,904	0.2
3,484,437	Vizient, Inc. 2020 Term Loan B6, 2.146%, (US0001M + 2.000%), 05/06/26	3,409,521	0.5
2,407,971	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000%), 12/02/24	2,407,596	0.4
		57,824,119	8.3

	Home Furnishings: 0.4%
2,457,650	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/26	2,448,154	0.4

	Industrial: 0.5%
3,851,265	NCI Building Systems, Inc. 2018 Term Loan, 3.880%, (US0001M + 3.750%), 04/12/25	3,832,009	0.5

	Industrial Equipment: 2.9%
1,495,000	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	1,493,910	0.2
2,645,625	APi Group DE, Inc. Term Loan B, 2.646%, (US0001M + 2.500%), 10/01/26	2,608,007	0.4
EUR 1,000,000	Boels Topholding BV 2020 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/06/27	1,196,578	0.2
670,388	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.899%, (US0001M + 3.750%), 11/17/25	642,105	0.1
1,176,920	EWT Holdings III Corp. 2020 Term Loan, 2.896%, (US0001M + 2.750%), 12/20/24	1,168,093	0.2
3,315,076	Filtration Group Corporation 2018 1st Lien Term Loan, 3.146%, (US0001M + 3.000%), 03/29/25	3,253,953	0.5
1,750,000	Gardner Denver, Inc. 2020 USD Term Loan B, 2.896%, (US0001M + 2.750%), 03/01/27	1,744,895	0.3
2,980,071	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.896%, (US0001M + 1.750%), 03/01/27	2,933,772	0.4
1,682,950	Granite Holdings US Acquisition Co. Term Loan B, 5.470%, (US0003M + 5.250%), 09/30/26	1,642,980	0.2
969,388	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/22	947,335	0.1
311,404	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/22	304,320	0.0
947,250	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	921,201	0.1
1,645,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0006M + 4.250%), 07/30/27	1,643,200	0.2
		20,500,349	2.9

	Insurance: 7.0%
389,844	Achilles Acquisition LLC 2020 Delayed Draw Term Loan, 4.728%, (US0003M + 4.500%), 11/16/27	388,627	0.1
2,105,156	Achilles Acquisition LLC 2020 Term Loan, 4.728%, (US0003M + 4.500%), 11/16/27	2,094,630	0.3
4,751,628	Acrisure, LLC 2020 Term Loan B, 3.646%, (US0001M + 3.500%), 02/15/27	4,669,069	0.7
2,322,028	Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	2,287,197	0.3
3,932,062	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.396%, (US0001M + 3.250%), 05/09/25	3,844,707	0.5
4,775,213	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	4,765,964	0.7
500,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.000%, (US0003M + 7.000%), 09/19/25	502,917	0.1
788,288	Aretec Group, Inc. 2018 Term Loan, 4.396%, (US0001M + 4.250%), 10/01/25	755,525	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
5,230,945	AssuredPartners, Inc. 2020 Term Loan B, 3.646%, (US0001M + 3.500%), 02/12/27	$ 5,134,732	0.7
2,765,469	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	2,755,674	0.4
5,339,842	Hub International Limited 2018 Term Loan B, 2.982%, (US0003M + 2.750%), 04/25/25	5,217,746	0.7
4,803,425	NFP Corp. 2020 Term Loan, 3.396%, (US0001M + 3.250%), 02/15/27	4,681,841	0.7
990,000	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/27	988,350	0.1
6,236,312	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.396%, (US0001M + 3.250%), 12/31/25	6,100,866	0.9
5,167,633	USI, Inc. 2017 Repriced Term Loan, 3.220%, (US0003M + 3.000%), 05/16/24	5,067,510	0.7
		49,255,355	7.0

	Leisure Good/Activities/Movies: 3.9%
619,474	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0001M + 10.000%), 06/17/21	433,632	0.1
581,078	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0001M + 10.000%), 06/17/21	406,755	0.1
616,150	Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	616,535	0.1
1,551,136	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.228%, (US0003M + 3.000%), 04/22/26	1,183,420	0.2
715,000	Ancestry.com Inc. 2020 Term Loan, 4.228%, (US0003M + 4.000%), 11/24/27	714,553	0.1
3,310,450	Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/27	3,366,728	0.5
1,413,550	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750%), 09/18/24	1,269,721	0.2
849,067	Crown Finance US, Inc. 2020 Term Loan B1, 15.478%, (US0003M + 15.250%), 05/23/24	772,651	0.1
1,509,884	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	1,272,077	0.2
EUR 566	Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	678	0.0
1,156,467	Fluidra S.A. USD Term Loan B, 2.146%, (US0001M + 2.000%), 07/02/25	1,142,734	0.2
1,084,375	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 3.250%, (US0003M + 2.250%), 03/29/24	1,073,531	0.1
EUR 2,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 03/29/24	2,383,912	0.3
2,648,763	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.896%, (US0001M + 2.750%), 07/31/24	2,573,438	0.4
357,406	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	333,281	0.0
2,132,188	Playtika Holding Corp Term Loan B, 7.000%, (US0006M + 6.000%), 12/10/24	2,146,179	0.3
1,545,763	SRAM, LLC 2018 Term Loan B, 3.750%, (US0006M + 2.750%), 03/15/24	1,543,830	0.2
EUR 1,415,105	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/01/26	1,691,174	0.2
2,943,534	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750%), 02/01/26	2,936,175	0.4
1,602,112	WeddingWire, Inc. 1st Lien Term Loan, 4.713%, (US0003M + 4.500%), 12/19/25	1,578,080	0.2
165,000	WeddingWire, Inc. 2nd Lien Term Loan, 8.464%, (US0003M + 8.250%), 12/21/26	155,100	0.0
		27,594,184	3.9

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: 4.8%
2,981,275		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	$ 2,992,455	0.4
4,636,835		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.896%, (US0001M + 2.750%), 12/23/24	4,495,119	0.6
2,645,000		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.646%, (US0001M + 4.500%), 07/21/25	2,624,927	0.4
4,465,020		Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/24	4,373,393	0.6
3,789,559		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0003M + 3.000%), 10/21/24	3,711,399	0.5
597,475		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.900%, (US0003M + 1.750%), 06/22/26	584,100	0.1
4,198,280		PCI Gaming Authority Term Loan, 2.646%, (US0001M + 2.500%), 05/29/26	4,122,622	0.6
4,780,811		Scientific Games International, Inc. 2018 Term Loan B5, 2.896%, (US0001M + 2.750%), 08/14/24	4,617,465	0.7
4,110,795		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.720%, (US0003M + 3.500%), 07/10/25	4,123,855	0.6
2,179,200		Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	2,121,218	0.3
			33,766,553	4.8

		Nonferrous Metals/Minerals: 0.7%
3,374,231	(2),(3),(4)	Covia Holdings Corporation Term Loan, 5.000%, (US0003M + 4.750%), 06/01/25	2,721,176	0.4
2,292,097		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,004,629	0.3
			4,725,805	0.7

		Oil & Gas: 0.6%
1,145,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	967,525	0.1
857,216		Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	454,325	0.1
1,862,719		HGIM Corp. 2018 Exit Term Loan, 7.005%, (US0003M + 6.000%), 07/02/23	903,418	0.1
1,405,875		Lower Cadence Holdings LLC Term Loan B, 4.146%, (US0001M + 4.000%), 05/22/26	1,346,125	0.2
613,994		Lucid Energy Group II LLC Incremental Term Loan B2, 4.000%, (US0001M + 3.000%), 02/19/25	566,410	0.1
			4,237,803	0.6

		Publishing: 0.4%
385,000		Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0003M + 3.250%), 08/16/27	385,481	0.0
847,500		Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	849,265	0.1
1,917,112		Meredith Corporation 2020 Term Loan B2, 2.646%, (US0001M + 2.500%), 01/31/25	1,887,328	0.3
			3,122,074	0.4

		Radio & Television: 5.1%
3,460,000		Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.714%, (US0003M + 3.500%), 08/21/26	3,255,282	0.5
1,482,763		Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	1,434,573	0.2
3,165,494		Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/26	2,674,842	0.4
3,107,717		Entercom Media Corp. 2019 Term Loan, 2.643%, (US0001M + 2.500%), 11/18/24	3,014,486	0.4
2,842,730		iHeartCommunications, Inc. 2020 Term Loan, 3.146%, (US0001M + 3.000%), 05/01/26	2,753,304	0.4
3,908,830		NASCAR Holdings, Inc Term Loan B, 2.896%, (US0001M + 2.750%), 10/19/26	3,856,714	0.5
6,036,310		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.899%, (US0003M + 2.750%), 09/18/26	5,977,565	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Radio & Television: (continued)
4,813,747		Sinclair Television Group Inc. Term Loan B2B, 2.650%, (US0001M + 2.500%), 09/30/26	$ 4,715,464	0.7
4,136,172		Terrier Media Buyer, Inc. Term Loan B, 4.396%, (US0001M + 4.250%), 12/17/26	4,089,640	0.6
2,121,570		Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/26	2,105,469	0.3
2,010,073		Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	1,977,410	0.3
			35,854,749	5.1

		Retailers (Except Food & Drug): 3.9%
3,021,289		Bass Pro Group, LLC Term Loan B, 5.750%, (US0003M + 5.000%), 09/25/24	3,026,114	0.4
2,495,675		Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	852,096	0.1
2,402,256		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.140%, (US0001M + 2.000%), 02/03/24	2,397,752	0.4
1,625,000		CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0006M + 3.750%), 11/08/27	1,615,224	0.2
5,380,000		Harbor Freight Tools USA, Inc. 2020 Term Loan B, 4.000%, (US0001M + 3.250%), 10/19/27	5,352,621	0.8
3,586,505		Leslies Poolmart, Inc. 2016 Term Loan, 3.646%, (US0001M + 3.500%), 08/16/23	3,551,282	0.5
1,410,363	(4)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250%), 04/09/25	504,205	0.1
EUR 5,909,551		Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,975,413	1.0
2,794,031		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	2,647,328	0.4
			26,922,035	3.9

		Surface Transport: 1.7%
4,251,295		Navistar International Corporation 2017 1st Lien Term Loan B, 3.650%, (US0001M + 3.500%), 11/06/24	4,240,666	0.6
2,719,209		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	2,697,795	0.4
1,462,147		Savage Enterprises LLC 2020 Term Loan B, 3.150%, (US0001M + 3.000%), 08/01/25	1,453,739	0.2
3,065,376		XPO Logistics, Inc. 2018 Term Loan B, 2.146%, (US0001M + 2.000%), 02/24/25	3,038,554	0.4
522,938		XPO Logistics, Inc. 2019 Term Loan B1, 2.644%, (US0001M + 2.500%), 02/24/25	522,829	0.1
			11,953,583	1.7

		Technology: 0.5%
3,472,756		Misys (Finastra) - TL B 1L, 4.500%, (US0003M + 3.500%), 06/13/24	3,372,432	0.5

		Telecommunications: 8.1%
1,424,334		Altice Financing SA 2017 USD Term Loan B, 2.891%, (US0001M + 2.750%), 07/15/25	1,373,296	0.2
1,645,555		Altice Financing SA USD 2017 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 01/31/26	1,591,046	0.2
4,876,845		Altice France S.A. USD Term Loan B11, 2.896%, (US0001M + 2.750%), 07/31/25	4,750,862	0.7
2,449,995		Altice France S.A. USD Term Loan B12, 3.828%, (US0001M + 3.688%), 01/31/26	2,421,820	0.4
2,520,152		Asurion LLC 2017 2nd Lien Term Loan, 6.646%, (US0001M + 6.500%), 08/04/25	2,542,518	0.4
5,944,211		Asurion LLC 2018 Term Loan B6, 3.146%, (US0001M + 3.000%), 11/03/23	5,894,987	0.9
5,141,609		Asurion LLC 2018 Term Loan B7, 3.146%, (US0001M + 3.000%), 11/03/24	5,100,635	0.7
380,000		Cablevision Lightpath LLC Term Loan B, 3.478%, (US0003M + 3.250%), 09/15/27	378,496	0.1
7,301,348		CenturyLink, Inc. 2020 Term Loan B, 2.396%, (US0001M + 2.250%), 03/15/27	7,154,869	1.0

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
4,081,237		CommScope, Inc. 2019 Term Loan B, 3.396%, (US0001M + 3.250%), 04/06/26	$ 4,022,933	0.6
2,242,475		Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	2,243,527	0.3
1,430,000		Consolidated Communications, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/27	1,433,277	0.2
3,660,440		Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.396%, (US0001M + 4.250%), 11/29/25	3,299,887	0.5
1,700,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.396%, (US0001M + 8.250%), 11/29/26	1,190,000	0.2
2,926,470		GTT Communications, Inc. 2018 USD Term Loan B, 2.970%, (US0003M + 2.750%), 05/31/25	2,304,595	0.3
2,197,700		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	2,201,992	0.3
1,951,940		Level 3 Financing Inc. 2019 Term Loan B, 1.896%, (US0001M + 1.750%), 03/01/27	1,911,507	0.3
275,000		Mega Broadband Investments LLC Term Loan, 3.750%, (US0001M + 3.000%), 10/08/27	273,969	0.0
897,375		Northwest Fiber, LLC Term Loan B, 5.638%, (US0001M + 5.500%), 05/21/27	899,992	0.1
3,667,205		Zayo Group Holdings, Inc. USD Term Loan, 3.146%, (US0001M + 3.000%), 03/09/27	3,608,987	0.5
1,690,000		Ziggo Financing Partnership USD Term Loan I, 2.641%, (US0001M + 2.500%), 04/30/28	1,656,350	0.2
			56,255,545	8.1

		Utilities: 1.5%
4,112,500		Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.146%, (US0001M + 2.000%), 01/15/25	4,057,496	0.6
2,969,975		Calpine Corporation 2019 Term Loan B10, 2.146%, (US0001M + 2.000%), 08/12/26	2,931,365	0.4
1,444,860		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	1,429,250	0.2
1,442,715		Sabre Industries, Inc. 2019 Term Loan B, 3.393%, (US0001M + 3.250%), 04/15/26	1,434,599	0.2
759,077		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	696,453	0.1
			10,549,163	1.5

	Total Senior Loans
	(Cost $782,494,995)		770,406,918	110.2

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
85,397	(5),(6)	Cineworld Group PLC	49,762	0.0
46,262	(6)	Cumulus Media, Inc. Class-A	405,718	0.1
7,413	(6)	Harvey Gulf International Marine LLC	1,853	0.0
16,636	(6)	Harvey Gulf International Marine LLC - Warrants	4,159	0.0
50,730	(6)	IQOR	519,983	0.1
61,813	(6)	Longview Power LLC	185,439	0.0
56,338	(5),(6)	Save-A-Lot, Inc. / Moran Foods	–	0.0
43,777	(6)	The Oneida Group (formerly EveryWare Global, Inc.)	1,313	0.0
	Total Equities and Other Assets
	(Cost $2,819,684)		1,168,227	0.2

	Total Investments (Cost $785,314,679)		$ 771,575,145	110.4
	Liabilities in Excess of Other Assets		(72,899,027)	(10.4)
	Net Assets		$ 698,676,118	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(3)	Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(4)	The borrower has filed for protection in federal bankruptcy court.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR002M	2-month EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Senior Loans	$–	$770,406,918	$–	$770,406,918
Equities and Other Assets	405,718	712,747	49,762	1,168,227
Total Investments, at fair value	$405,718	$771,119,665	$49,762	$771,575,145
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,503	–	3,503
Total Assets	$405,718	$771,123,168	$49,762	$771,578,648
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(585,278)	$–	$(585,278)
Total Liabilities	$–	$(585,278)	$–	$(585,278)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

At November 30, 2020, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 34,765,857	EUR 29,630,000	State Street Bank & Trust Co.	12/10/20	$(585,278)
EUR 410,000	USD 485,662	State Street Bank & Trust Co.	12/10/20	3,503
				$(581,775)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $786,923,524.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,229,735
Gross Unrealized Depreciation	(21,040,944)

Net Unrealized Depreciation	$(14,811,209)